Segment Information (Total Assets, Net Of Accumulated Depreciation And Amortization, By Segment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Total segment assets	$ 2,627,852	[1]	$ 2,554,609	[1]
Non-segment cash and cash equivalents	11,624		14,071
Other non-segment assets	153,822	[2]	151,209	[2]
Total assets	2,793,298		2,719,889
East [Member]
Segment Reporting Information [Line Items]
Total segment assets	936,305		955,276
Central [Member]
Segment Reporting Information [Line Items]
Total segment assets	1,021,956		1,031,186
West [Member]
Segment Reporting Information [Line Items]
Total segment assets	$ 669,591		$ 568,147

[1]	Other non-segment assets primarily consists of corporate assets including investments in and advances to unconsolidated joint ventures, notes receivable, deferred loan costs, straight-line rent and other receivables and other assets.
[2]	Property net operating income ("property NOI") is defined as rental revenues, including reimbursements, less rental expenses and real estate taxes, which excludes depreciation, amortization, impairment, general and administrative expenses and interest expense. We consider property NOI to be an appropriate supplemental performance measure because property NOI reflects the operating performance of our properties and excludes certain items that are not considered to be controllable in connection with the management of the property such as depreciation, amortization, impairment, general and administrative expenses, and interest expense. However, property NOI should not be viewed as an alternative measure of our financial performance since it excludes expenses which could materially impact our results of operations. Further, our property NOI may not be comparable to that of other real estate companies, as they may use different methodologies for calculating property NOI. Therefore, we believe net income (loss) attributable to common stockholders, as defined by GAAP, to be the most appropriate measure to evaluate our overall financial performance.